Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Line Items]
Common shares issued through public offering and direct share purchase plan during period													11,109,760	23,712,980	4,338,915
Proceeds from issuance of common shares													$ 98,953	$ 166,602	$ 20,026
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt														13,134
Unrealized gain (loss) on interest rate swap in Accumulated Other Comprehensive Income	1,938				(106)								1,938	(106)
Dividends per common share amount									$ 0.10	$ 0.18	$ 0.18	$ 0.18
Common shares issued	154,938,351				146,552,589				0	3,873,786	4,333,183	5,097,229	154,938,351	146,552,589	0
Cash paid for dividends									12,194	2,110	1,970	1,819
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures													609,182	361,320	466,935
OP Unit Equivalent in Common Shares													1.13
Partners Capital Account, Shares Issued For Units Redeemed													398,927	457,351	572,213
OP Units Outstanding	4,026,000												4,026,000
Transfers from noncontrolling interests:
Net loss attributable to Lexington Realty Trust shareholders	14,016	(30,844)	(56,957)	(15,993)	14,277	7,340	(29,701)	(29,326)					(89,778)	(37,410)	(211,272)
Increase in additional paid-in-capital for redemption of noncontrolling OP units													2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interest													(77,397)	(30,275)	(206,572)
Accumulated Distributions in Excess of Net Income [Member]
Transfers from noncontrolling interests:
Net loss attributable to Lexington Realty Trust shareholders													(79,584)	(32,960)	(210,152)
Series C
Equity [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount													$ 3.25
Preferred Shares to Common Shares Conversion Ratio													2.4339
Series C | Minimum [Member]
Equity [Line Items]
Common Share Closing Price Percent of Conversion Price													125.00%
Six Percent Convertible Guaranteed Note [Member]
Equity [Line Items]
Debt interest rate percentage								6.00%
Public Offering And Direct Share Purchase Plan Proceeds [Member]
Equity [Line Items]
Proceeds from issuance of common shares													98,953	166,427	20,947
Cumulative Convertible | Series C
Equity [Line Items]
Common shares issued									2,955,368						2,955,368
Preferred Stock, Shares Outstanding	1,970,200				2,095,200								1,970,200	2,095,200
Preferred Stock Aggregate Liquidation Preference Value	$ 98,510				$ 104,760								$ 98,510	$ 104,760